Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended		15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 15, 2018	Oct. 31, 2015	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000088951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (5.75%)
Accumulated Value		$ 9,425			$ 9,367		$ 9,578		$ 9,293		$ 9,017		$ 8,364		$ 12,198		$ 13,139		$ 12,731	$ 12,756	$ 14,797
C000088952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	$ 10,000		$ 9,877			$ 9,514		$ 8,744		$ 12,672		$ 13,569		$ 13,015		$ 12,966		$ 14,934
C000088953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Accumulated Value	10,000		9,877			9,513		8,745		12,660		13,539		13,036		12,939		14,912
C000054207 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (5.75%)
Accumulated Value		9,425			9,173		9,648		9,642		10,423		10,703		11,557		10,657		11,401	12,920	14,241
C000054210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
Accumulated Value		10,000			9,660		10,080		9,998		10,731		10,937		11,712		10,733		11,386	12,813	14,007
C000054211 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Accumulated Value		10,000			9,657		10,076		10,003		10,734		10,940		11,711		10,726		11,386	12,808	14,013
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	9,888		10,437	11,026	10,531	11,709	10,315	11,653	11,502	9,825	12,214	9,860	12,155	10,900	10,249	11,571	10,286	11,370	12,071
MSCI World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (net div)
Accumulated Value		10,000			10,118		12,423		12,567		14,162		14,780		20,755		16,920		18,693	24,988	30,490
Bloomberg Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Commodity Index
Accumulated Value	$ 10,000	10,000	$ 9,977		9,738	$ 9,720	9,967	$ 8,869	9,794	$ 12,766	9,541	$ 14,190	8,707	$ 13,768	12,532	$ 13,606	13,929	$ 15,532	13,516	13,357	15,247
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 0-3 Month U.S. Treasury Bill Index
Accumulated Value		10,000			10,021		10,090		10,254		10,493		10,576		10,582		10,671		11,190	11,799	12,321
Bloomberg 1 3 Year U S Treasury Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year U.S. Treasury Bond Index
Accumulated Value		$ 10,000			$ 10,091		$ 10,116		$ 10,134		$ 10,602		$ 10,947		$ 10,918		$ 10,388		$ 10,689	$ 11,307	$ 11,858